Annual Operating Expenses {- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 20% - Fidelity Asset Manager 20%	Nov. 28, 2020
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.51%